PROPERTY, PLANT, & EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, & EQUIPMENT

5. PROPERTY, PLANT, & EQUIPMENT

Property, plant, and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful	As of
	Lives (in years)	June 30, 2025	December 31, 2024
Buildings and leasehold improvements	5 to 25	$55,798	$55,283
Drilling rigs, plant and equipment	1 to 15	783,271	747,905
Office equipment (furniture and fixtures) and tools	3 to 10	16,191	16,658
Vehicles and cranes	5 to 10	9,422	9,713
Less: Accumulated depreciation		(476,985)	(443,367)
Land		11,664	11,664
Capital work in progress		24,495	40,290
Total		$423,856	$438,146

The Company recorded depreciation expense of $29.3 million, $27.9 million, $58.8 million and $55.5 million for the three-month period ended June 30, 2025, the three-month period ended June 30, 2024, the six-month period ended June 30, 2025, and the six-month period ended June 30, 2024, respectively, in the Unaudited Condensed Consolidated Interim Statements of Operations.